Concentrations	12 Months Ended
Dec. 31, 2022
Concentrations [Abstract]
CONCENTRATIONS

17. CONCENTRATIONS

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. For the year ended December 31, 2022, 2021, and 2020, the Company had revenue from three, four, and three, customers that accounted for approximately 77%, 56%, and 46% of revenue, respectively.